T. ROWE PRICE European Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 2.1%
Common Stocks 2.1%
BAWAG Group  290,308 17,423
Mayr Melnhof Karton  44,633 8,683
Total Austria (Cost
$21,232
)
26,106
DENMARK 2.4%
Common Stocks 2.4%
ROCKWOOL International, B Shares  43,088 16,503
Topdanmark  232,825 13,316
Total Denmark (Cost
$24,982
)
29,819
FINLAND 3.8%
Common Stocks 3.8%
Sampo, Class A  375,392 18,632
Stora Enso, Class R  731,664 14,895
Valmet  348,781 13,321
Total Finland (Cost
$33,378
)
46,848
FRANCE 12.7%
Common Stocks 12.7%
Airbus (1) 235,164 30,029
Edenred  405,940 17,436
EssilorLuxottica  108,245 20,478
Kering  26,661 19,910
Sanofi  253,499 26,506
Teleperformance  45,772 17,237
Thales  140,611 12,971
Verallia  369,608 11,593
Total France (Cost
$143,315
)
156,160
GERMANY 12.9%
Common Stocks 12.9%
adidas  57,837 15,871
Deutsche Telekom  1,048,410 19,793
Evotec (1) 226,972 9,184
Infineon Technologies  421,659 17,511

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
KION Group  18,774 1,736
Knorr-Bremse  108,398 10,990
Scout24  193,055 11,534
Siemens  212,111 33,677
Symrise  140,476 16,787
Zalando (1) 277,237 22,004
Total Germany (Cost
$133,599
)
159,087
ITALY 8.0%
Common Stocks 8.0%
Banca Mediolanum  1,302,582 12,662
Davide Campari-Milano  1,269,405 15,938
De' Longhi  330,325 11,383
Ferrari  76,518 17,635
FinecoBank Banca Fineco  753,360 12,666
PRADA  2,613,400 15,981
Prysmian  352,809 11,897
Total Italy (Cost
$77,507
)
98,162
NETHERLANDS 8.9%
Common Stocks 8.9%
Akzo Nobel  198,735 20,571
ASML Holding  72,613 49,180
ING Groep  1,362,769 20,154
Koninklijke DSM  106,175 19,904
Total Netherlands (Cost
$66,467
)
109,809
PORTUGAL 1.7%
Common Stocks 1.7%
Jeronimo Martins  861,118 20,694
Total Portugal (Cost
$14,696
)
20,694
SPAIN 7.0%
Common Stocks 7.0%
Aedas Homes  342,689 9,332
Amadeus IT Group, Class A (1) 359,488 24,718
Cellnex Telecom  444,016 20,134
Fluidra  362,935 11,557

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Iberdrola  1,801,838 20,658
Total Spain (Cost
$73,936
)
86,399
SWEDEN 5.5%
Common Stocks 5.5%
Assa Abloy, Class B  614,850 16,836
Epiroc, Class A  834,393 17,805
Husqvarna, B Shares  929,334 12,922
Swedbank, Class A  1,051,026 20,577
Total Sweden (Cost
$46,161
)
68,140
SWITZERLAND 13.3%
Common Stocks 13.3%
Alcon  258,922 19,965
Barry Callebaut  6,699 15,378
Julius Baer Group  303,810 19,854
Lonza Group  30,670 21,145
Partners Group Holding  8,616 12,013
Roche Holding  117,463 45,458
Zurich Insurance Group  62,016 29,663
Total Switzerland (Cost
$119,270
)
163,476
UNITED KINGDOM 20.6%
Common Stocks 20.6%
Ascential (1) 2,668,152 12,746
Ashtead Group  345,459 24,710
AstraZeneca  300,232 34,925
Bridgepoint Group (1) 1,259,146 6,554
Dechra Pharmaceuticals  222,975 12,524
Experian  395,378 16,514
Great Portland Estates  1,284,682 13,311
Greggs  308,663 11,194
Howden Joinery Group  1,198,328 13,220
InterContinental Hotels Group (1) 278,056 18,372
London Stock Exchange Group  222,194 21,756
Mondi  563,354 14,095
National Grid  1,285,298 18,808
Segro  703,707 12,406
Smith & Nephew  1,029,710 17,512
Trainline (1) 1,616,448 4,894
Total United Kingdom (Cost
$214,526
)
253,541

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.09% (2)(3) 12,069,830 12,070
Total Short-Term Investments (Cost $12,070) 12,070
Total Investments in Securities 99.9%
(Cost $981,139) $ 1,230,311
Other Assets Less Liabilities 0.1% 1,596
Net Assets 100.0% $ 1,231,907
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 22,347 ¤ ¤ $ 12,070 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,070.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE European Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE European Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F79-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ —  $ 1,218,241  $ —  $ 1,218,241
Short-Term Investments 12,070  —  —  12,070
Total $ 12,070  $ 1,218,241  $ —  $ 1,230,311